Management of Financial Risk (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of Company's Maximum Exposure to Credit Risk

	December 31,	December 31,
	2019	2018
Cash and cash equivalents	$83,404	$90,503
Short term investments	-	72,824
Derivative assets	-	2,646
Accounts receivable and other assets	47,707	32,769
Income tax receivable	2,553	136
Non-current receivables	38,389	15,241
	$172,053	$214,119

Schedule of Company's Liquidity Risk

	Expected payments due by year as at December 31, 2019
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$65,286	$-	$-	$-	$65,286
Debt	-	110,000	46,000	-	156,000
Income taxes payable	12,400	-	-	-	12,400
Lease obligations	9,313	9,424	4,097	14,958	37,792
Other liabilities	-	499	-	-	499
Capital commitments, Lindero [1]	24,467	-	-	-	24,467
Closure and reclamation provisions	2,699	7,565	1,846	21,255	33,365
	$114,165	$127,488	$51,943	$36,213	$329,809

1) Net of $10.9 million of deposits on equipment and advances to contractors.

	Expected payments due by year as at December 31, 2018
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$48,510	$-	$-	$-	$48,510
Debt	-	-	70,000	-	70,000
Derivative liabilities	224	-	-	-	224
Income tax payable	8,358	-	-	-	8,358
Equipment loan	4,328	5,371	-	-	9,699
Other liabilities	-	1,166	-	-	1,166
Operating leases	1,055	1,248	250	-	2,553
Capital commitments, Lindero	111,940	-	-	-	111,940
Provisions	878	6,738	4,029	6,262	17,907
	$175,293	$14,523	$74,279	$6,262	$270,357

Schedule of capital structure

	December 31,	December 31,
	2019	2018
Equity	$635,426	$602,804
Debt	146,535	69,302
Lease obligations	23,879	8,766
Less: Cash, cash equivalents and short-term investments	(83,404)	(163,327)
	$722,436	$517,545

Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments

	December 31, 2019
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentinian Pesos
Cash and cash equivalents	626	2,293	13,103	11,762
Accounts receivable and other assets	310	1,827	3,972	117,539
Income tax receivable	-	8,451	-	-
Investments in associates	1,373	-	-	-
VAT - long term receivable	-	-	10,715	2,039,929
Trade and other payables	(8,549)	(19,385)	(214,679)	(1,454,444)
Due to related parties	(18)	-	-	-
Provisions, current	-	-	(3,942)	-
Income tax payable	-	-	(161,900)	-
Other liabilities	-	-	(4,217)	-
Provisions	-	-	(87,459)	-
Total foreign currency exposure	(6,258)	(6,814)	(444,407)	714,786
US$ equivalent of foreign currency exposure	(4,818)	(2,054)	(23,582)	11,815

	December 31, 2018
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentinian Pesos
Cash and cash equivalents	376	941	37,039	6,967
Accounts receivable and other assets	279	3,660	11,836	37,129
Income tax receivable	-	459	-	-
Investments in associates	5,244	-	-	-
VAT - long term receivable	-	-	-	560,873
Trade and other payables	(8,478)	(18,492)	(218,833)	(125,159)
Due to related parties	(23)	-	-	-
Provisions, current	-	-	(2,991)	-
Income tax payable	-	(4,591)	(59,810)	-
Other liabilities	-	-	(2,296)	-
Provisions	-	-	(66,977)	-
Total foreign currency exposure	(2,602)	(18,023)	(302,032)	479,810
US$ equivalent of foreign currency exposure	(2,010)	(5,458)	(16,055)	11,646

Disclosure of sensitivity due to change in risk assumptions

		Effect on foreign
		denominated
Currency (Expressed in $000's)	Change	items
Mexican Peso	+/- 10%	$2,144
Peruvian Soles	+/- 10%	$187
Argentinian Peso	+/- 10%	$1,029
Canadian Dollar	+/- 10%	$438

Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of sensitivity due to change in risk assumptions

Metal (Expressed in $000,s)	Change	Effect on Sales
Silver	+/- 10%	$3,424
Gold	+/- 10%	$1,767
Lead	+/- 10%	$216
Zinc	+/- 10%	$281